AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2001
     -----------------------------------------------------------------------


                               FILE NOS. 002-82511
                                    811-03688

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 25

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               Amendment No. 22


                       NORTHBROOK VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                               3100 SAUNDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
      (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:


CHARLES M. SMITH, ESQ.               DANIEL J. FITZPATRICK, ESQ.
ALLSTATE LIFE INSURANCE COMPANY      MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B         TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062           NEW YORK, NEW YORK 10048

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Northbrook Variable Annuity Account under deferred variable annuity contracts.

DEAN WITTER VARIABLE ANNUITY

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVENUE
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                  PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") has issued the Dean Witter Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 13 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include a fixed account option ("FIXED ACCOUNT") and 12 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual fund portfolios ("PORTFOLIOS") of the Morgan Stanley Dean Witter Variable Investment Series ("FUND"):

          - CAPITAL GROWTH PORTFOLIO
          - DIVIDEND GROWTH PORTFOLIO
          - EQUITY PORTFOLIO
          - EUROPEAN GROWTH PORTFOLIO
          - GLOBAL DIVIDEND GROWTH PORTFOLIO
          - HIGH YIELD PORTFOLIO
          - INCOME BUILDER PORTFOLIO
          - MONEY MARKET PORTFOLIO
          - PACIFIC GROWTH PORTFOLIO
          - QUALITY INCOME PLUS PORTFOLIO
          - STRATEGIST PORTFOLIO
          - UTILITIES PORTFOLIO


WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page A-3 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
    IMPORTANT      HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
     NOTICES       PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                  9
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          10
----------------------------------------------------------------------------
   Purchases                                                             11
----------------------------------------------------------------------------
   Contract Value                                                        11
----------------------------------------------------------------------------
   Investment Alternatives                                               12
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          12
----------------------------------------------------------------------------
      The Fixed Account                                                  12
----------------------------------------------------------------------------
      Transfers                                                          13
----------------------------------------------------------------------------
   Expenses                                                              13
----------------------------------------------------------------------------
   Access To Your Money                                                  15
----------------------------------------------------------------------------
   Income Payments                                                       15
----------------------------------------------------------------------------
   Death Benefits                                                        17
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                        PAGE

OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:
----------------------------------------------------------------------------
      Northbrook                                                         18
----------------------------------------------------------------------------
      The Variable Account                                               18
----------------------------------------------------------------------------
      The Portfolios                                                     18
----------------------------------------------------------------------------
      The Contract                                                       19
----------------------------------------------------------------------------
      Qualified Plans                                                    19
----------------------------------------------------------------------------
      Legal Matters                                                      20
----------------------------------------------------------------------------
   Taxes                                                                 20
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   A-3
----------------------------------------------------------------------------

                            2      PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                                            PAGE
--------------------------------------------------------------------------------
   Accumulation Phase                                                          6
--------------------------------------------------------------------------------
   Accumulation Unit                                                           9
--------------------------------------------------------------------------------
   Accumulation Unit Value                                                     9
--------------------------------------------------------------------------------
   Annuitant                                                                  10
--------------------------------------------------------------------------------
   Automatic Additions Program                                                11
--------------------------------------------------------------------------------
   Automatic Income Withdrawals                                               15
--------------------------------------------------------------------------------
   Beneficiary                                                                10
--------------------------------------------------------------------------------
   Contract*                                                                  10
--------------------------------------------------------------------------------
   Contract Owner ("You")                                                     10
--------------------------------------------------------------------------------
   Contract Value                                                             11
--------------------------------------------------------------------------------
   Contract Year                                                               4
--------------------------------------------------------------------------------
   Death Benefit                                                              17
--------------------------------------------------------------------------------
   Fixed Account                                                              16
--------------------------------------------------------------------------------
   Free Withdrawal Amount                                                     14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            PAGE

   Fund                                                                        1
--------------------------------------------------------------------------------
   Income Plan                                                                15
--------------------------------------------------------------------------------
   Investment Alternatives                                                    12
--------------------------------------------------------------------------------
   Issue Date                                                                  6
--------------------------------------------------------------------------------
   Northbrook ("We")                                                          18
--------------------------------------------------------------------------------
   Payout Phase                                                                6
--------------------------------------------------------------------------------
   Payout Start Date                                                          15
--------------------------------------------------------------------------------
   Portfolios                                                                 18
--------------------------------------------------------------------------------
   Qualified Contracts                                                        21
--------------------------------------------------------------------------------
   SEC                                                                        18
--------------------------------------------------------------------------------
   Settlement Value                                                           17
--------------------------------------------------------------------------------
   Valuation Date                                                             11
--------------------------------------------------------------------------------
   Variable Account                                                           18
--------------------------------------------------------------------------------
   Variable Sub-Account                                                       18
--------------------------------------------------------------------------------

*If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise. In certain states the Contract is available only as a group Contract.

                            3      PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           We are no longer offering new Contracts. You can add to your current Contract as often and as much as you like, but each payment must be at least $25. We may limit the total
                                            payments you can make in a "CONTRACT YEAR," which we measure from the date we issue your Contract and each Contract
                                            anniversary ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.00% of
                                               average daily net assets
                                            -  Annual contract maintenance charge of $30
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payments withdrawn (with certain exceptions)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 13 investment alternatives including:
                                            -  The Fixed Account (which credits interest at rates we
                                               guarantee), and
                                            -  12 Variable Sub-Accounts investing in Portfolios offering professional money management by Morgan Stanley Dean
                                               Witter Advisors, Inc.
                                            To find out current rates being paid on the Fixed Account, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC INCOME WITHDRAWALS
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with payments guaranteed for 10 years
                                            -  joint and survivor life income
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract.

                            4      PROSPECTUS

--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime prior to the Payout Start Date. Full or partial
                                            withdrawals are available under limited circumstances on or after the Payout Start Date. You may take partial
                                            withdrawals automatically through monthly Automatic Income
                                            Withdrawals. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you withdraw
                                            before you are 59 1/2 years old. A withdrawal charge also
                                            may apply.

                            5      PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 13 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 15. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT
          DATE                                        DATE          PHASE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or, if there is none, to your Beneficiary. SEE "DEATH BENEFITS."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                            6      PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectus for the Fund.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of amount withdrawn)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:   0   1   2   3   4   5   6+
-------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                 6%  5%  4%  3%  2%  1%  0%
-------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                           $30.00
-------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                  None
-------------------------------------------------------------------------------------------------------------

*Each Contract Year you may make one withdrawal of up to 10% of your aggregate purchase payments, excluding those made one year before the withdrawal, without incurring a withdrawal charge. The cumulative total of all withdrawal charges is guaranteed never to exceed 7% of your purchase payments (not including earnings attributable to these payments).

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.00%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.00%
----------------------------------------------------------------------

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                                                       Total Portfolio
                                                                   Management          Other               Annual
Portfolio                                                             Fees            Expenses            Expenses
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Capital Growth Portfolio                                             0.65%             0.04%                0.69%
----------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                            0.53%             0.01%                0.54%
----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                     0.49%             0.01%                0.50%
----------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                            0.94%             0.06%                1.00%
----------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                                     0.75%             0.05%                0.80%
----------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                                 0.50%             0.04%                0.54%
----------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                             0.75%             0.06%                0.81%
----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                               0.50%             0.02%                0.52%
----------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                             0.95%             0.26%                1.21%
----------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                        0.50%             0.02%                0.52%
----------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                                 0.50%             0.02%                0.52%
----------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                                  0.64%             0.02%                0.66%
----------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000.

                            7      PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year            3 Year            5 Year            10 Year
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $65               $ 85              $106              $207
---------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $63               $ 81              $ 98              $190
---------------------------------------------------------------------------------------------------------------------------
Equity                                                         $63               $ 80              $ 96              $186
---------------------------------------------------------------------------------------------------------------------------
European Growth                                                $68               $ 95              $122              $240
---------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $66               $ 89              $112              $219
---------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $63               $ 81              $ 98              $190
---------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $66               $ 89              $112              $220
---------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $63               $ 80              $ 97              $188
---------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $70               $101              $133              $262
---------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $63               $ 80              $ 97              $188
---------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $63               $ 80              $ 97              $188
---------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $64               $ 85              $105              $203
---------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months at the end of each period.

Variable Sub-Account                                          1 Year            3 Year            5 Year            10 Year
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $18               $56               $ 95              $207
---------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $16               $51               $ 88              $190
---------------------------------------------------------------------------------------------------------------------------
Equity                                                         $16               $50               $ 85              $186
---------------------------------------------------------------------------------------------------------------------------
European Growth                                                $21               $65               $112              $240
---------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $19               $59               $101              $219
---------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $16               $51               $ 88              $190
---------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $19               $59               $102              $220
---------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $16               $50               $ 86              $188
---------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $23               $72               $123              $262
---------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $16               $50               $ 86              $188
---------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $16               $50               $ 86              $188
---------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $18               $55               $ 94              $203
---------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN AVERAGE CONTRACT SIZE OF $47,771.

                            8      PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since 1991, or inception, if later.

                            9      PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

You can use the Contract with or without a qualified plan. A "qualified plan" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 19.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may name different Beneficiaries in the event of the Owner's death or the Annuitant's death. You may change or add Beneficiaries at any time while you or the Annuitant, as applicable, is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not you or the Annuitant, as applicable, is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be you or your estate. If more than one Beneficiary survives you, or the Annuitant, as applicable, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may assign the Contract prior to the Payout Start Date and during the Annuitant's life, subject to the rights of any irrevocable Beneficiary. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

                            10     PROSPECTUS

PURCHASE PAYMENTS
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets-TM- Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our headquarters. We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually
4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, and withdrawal charges, separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            11     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 12 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts.

Portfolio:                          Each Portfolio Seeks:                          Investment Adviser:

Capital Growth                      Long-term capital growth

Dividend Growth                     Reasonable current income and long-term
                                    growth of income and capital

Equity                              Growth of capital and, as a secondary
                                    objective, income when consistent with its primary objective

European Growth                     To maximize the capital appreciation of its
                                    investments

Global Dividend Growth              Reasonable current income and long-term
                                    growth of income and capital

High Yield                          High current income and, as a secondary
                                    objective, capital appreciation when
                                    consistent with its primary objective

Income Builder                      Reasonable income and, as a secondary
                                    objective, growth of capital

Money Market                        High current income, preservation of capital,     Morgan Stanley Dean
                                    and liquidity                                   Witter Advisors, Inc.

Pacific Growth                      To maximize the capital appreciation of its
                                    investments

Quality Income Plus                 High current income and, as a secondary
                                    objective, capital appreciation when
                                    consistent with its primary objective

Strategist                          High total investment return

Utilities                           Current income and long-term growth of
                                    capital appreciation







AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

We bear the investment risk for all amounts that you allocate to the Fixed Account. That is because we credit amounts that you allocate to the Fixed Account at a net effective rate of at least 4.0% per year. We may use a higher rate that we determine periodically. We credit this rate, regardless of the actual investment experience of the Fixed Account.

Money that you deposit in the Fixed Account earns the interest rate that is in effect at the time of your allocation or transfer until the first renewal date. The first renewal date is January 1 following the date of your allocation or transfer of money into the Fixed Account. Subsequent renewal dates are on anniversaries of the first renewal date. On or about each renewal date, we will notify you of the interest rate for the next calendar year. We may declare more than one interest rate for different monies based on their date of allocation or transfer to the Fixed Account.

                            12     PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less.

You may transfer amounts from the Variable Sub-Accounts to the Fixed Account only once every 30 days. If you invested amounts in the Fixed Account prior to its revision, you may transfer these amounts only once every six months.

We limit the maximum amount which may be transferred from the revised Fixed Account to the Variable Account in any calendar year to the greater of $1,000 or 25% of the value in the revised Fixed Account as of December 31 of the prior calendar year (except with respect to amounts which were allocated to the Fixed Account prior to the date of availability).

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. We may restrict transfers to once every 30 days. If we do so, we will give you at least 30 days notice of that restriction.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the contract with a joint Contract owner, unless we receive contrary instructions, we will accept instructions from either you or the joint Contract owner.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information.

Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment. If you surrender your Contract, we will deduct the full contract maintenance charge.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have

                            13     PROSPECTUS
invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of 6% of the amount you withdraw if the purchase payment being withdrawn has been invested in the Contract for less than 1 year. The charge declines annually to 0% after 6 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines is shown on page 7, above. During each Contract Year, you can make one withdrawal up to 10% of the aggregate amount of your purchase payments, excluding those made less than one year before the withdrawal, without paying the charge. Unused portions of this 10% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. The maximum portion of the Free Withdrawal Amount you may withdraw from the Fixed Account is limited to the proportion that your value in the Fixed Account bears to your Total Contract Value. We guarantee that the total withdrawal charges you pay will not exceed 7% of your purchase payments.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge and the Free Withdrawal Amount, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings which means you pay taxes on the earnings portion of your withdrawal.

In certain cases, we may deduct a withdrawal charge when you take distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules"). We may deduct withdrawal charges from the Contract Value you apply to an Income Plan with a specified period of less than 120 months.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for variable account income taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Fund. For a summary of current estimates of those charges and expenses, see page 6. We may receive compensation from the investment adviser or administrator of the Fund for administrative services we provide to the Fund.

                            14     PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" below.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes.

You can withdraw money from the Variable Account and/or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value.

In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

AUTOMATIC INCOME WITHDRAWALS
You may also take partial withdrawal automatically through Automatic Income Withdrawals. You may request Automatic Income Withdrawals of $100 or more at any time before the Payout Starting Date. Please consult with your Morgan Stanley Dean Witter Financial Advisor for detailed information about Automatic Income Withdrawals.

If you request a total withdrawal, you must return your Contract to us. We also will deduct a contract maintenance charge of $30.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2) An emergency exists as defined by the SEC; or

3) The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date;

- the first day of a calendar month; and

- no later than the first day of the calendar month after the Annuitant's 85th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date in your Contract.

INCOME PLANS
You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed

                            15     PROSPECTUS
income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 120 months. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we will require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. If you choose an Income Plan with no guaranteed payments, it is possible for the payee to receive only one income payment if the Annuitant and any joint Annuitant die prior to the second income payment, or two income payments if they die prior to the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this Rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 4%. If actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

- deducting any applicable premium tax; and

- applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your

                            16     PROSPECTUS

  Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date if:

1) any Contract owner dies, or

2) the Annuitant dies, if the Contract owner is not the same person as the Annuitant.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies), or, if none, the Contract owner's estate.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greater of:

(1) the Contract Value, or

(2) the sum of all purchase payments, less withdrawals and amounts, including withdrawal charges, deducted in connection with any partial withdrawals. We will calculate the value of the death benefit as of the date we receive a complete request for payment of the death benefit.

A claim for a distribution on death must include Due Proof of Death. We will accept the following documentation as "DUE PROOF OF DEATH":

- a certified copy of a death certificate;

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

- any other proof acceptable to us.

DEATH BENEFIT PAYMENTS
Upon death of the Contract owner, the new Contract owner generally has the following options:

1) receive the death benefit in a lump sum or apply the death benefit to an Income Plan; or

2) continue the Contract, subject to certain conditions.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

If Option 2 is elected, and the new Contract owner is a natural person, the following conditions apply:

1) the Contract is continued subject to charges, including all applicable withdrawal charges; and

2) if the prior Contract owner was also the Annuitant, the new Contract owner will become the new Annuitant.

A surviving spouse may continue the Contract in the Accumulation Phase as if the death had not occurred. Otherwise, the new Contract owner may continue the Contract and elect either of the following options:

1) receive income payments under an Income Plan, with income payments beginning within one year of the date of death. Income payments must be made over the life of the new Contract owner, or a period not to exceed the life expectancy of the new Contract owner; or

2) receive, within 5 years of the date of death, the "SETTLEMENT VALUE," which is the Contract Value, less withdrawal charges and taxes.

If, however, the new Contract owner is a non-natural person, the new Contract owner has the following options when continuing the Contract:

1) elect to receive the Settlement Value within 5 years of the date of death; or

2) receive the Settlement Value as a single lump sum payment 5 years after the date of death.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

Please refer to your Contract for more details on the above options.

                            17     PROSPECTUS

If the Annuitant dies, we will pay the named Beneficiary a death benefit as described above, depending on whether the Beneficiary is a natural or non-natural person. Please refer to your Contract for more details.

MORE INFORMATION
-------------------------------------------------------------------

NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company which was organized under the insurance laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook had been organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. It does not, however, create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreements with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account on February 14, 1983. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 12 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract

                            18     PROSPECTUS
allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any such change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors of the Fund monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Fund's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Morgan Stanley DW Inc.*, located at Two World Trade Center,
74th Floor, New York, NY 10048, serves as principal underwriter of the Contracts. Morgan Stanley DW Inc. is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Morgan Stanley DW Inc. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers. Morgan Stanley DW Inc. is also registered with the SEC as an investment adviser.

We may pay up to a maximum sales commission of 5.75% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Contracts to Morgan Stanley DW Inc. In addition, Morgan Stanley DW Inc. may pay annually to its representatives from its profits an amount equal to 0.10% of the net assets of the Variable Account attributable to Contracts issued and sold after 1984 and any subsequent additions thereon.

The General Agency Agreement between Northbrook and Morgan Stanley DW Inc. provides that Northbrook will indemnify Morgan Stanley DW Inc. for certain damages that may be caused by actions or statements or omissions, by Northbrook.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract Owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract Owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

*Effective April 2, 2001, Dean Witter Reynolds, Inc. changed its name to Morgan Stanley DW Inc.

                            19     PROSPECTUS

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance laws, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1) the Contract owner is a natural person;

2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations; and

3) Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

                            20     PROSPECTUS

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2;

- made to a beneficiary after the Contract owner's death;

- attributable to the Contract owner being disabled; or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2 No penalty tax is incurred, however, on distributions:

1) made on or after the date the Contract owner attains age 59 1/2;

2) made as a result of the Contract owner's death or disability;

3) made in substantially equal periodic payments over the Contract owner's life or life expectancy;

4) made under an immediate annuity; or

5) attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under
  Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above. In the case of certain qualified plans, the terms of the

                            21     PROSPECTUS
plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1) on or after the date the employee

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1) required minimum distributions; or

2) a series of substantially equal periodic payments made over a period of at least 10 years over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                            22     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
-------------------------------------------------------------------

                                                              1991           1992           1993           1994           1995
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $15.530        $16.260        $16.651        $16.940        $17.411
Accumulation Unit Value, End of Period                        $16.260        $16.651        $16.940        $17.411        $18.215
Number of Units Outstanding, End of Period                  4,993,305      3,142,381      2,402,295      2,408,602      1,486,360
---------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $12.798        $15.016        $16.096        $18.010        $16.648
Accumulation Unit Value, End of Period                        $15.016        $16.096        $18.010        $16.648        $20.498
Number of Units Outstanding, End of Period                  4,272,603      4,167,157      3,998,449      2,779,045      2,159,205
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.864        $17.064        $20.008        $24.609        $23.759
Accumulation Unit Value, End of Period                        $17.064        $20.008        $24.609        $23.759        $27.055
Number of Units Outstanding, End of Period                  1,973,508      1,677,444      1,537,549      1,202,135        906,011
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.365        $12.372        $13.797        $15.804        $14.235
Accumulation Unit Value, End of Period                        $12.372        $13.797        $15.804        $14.235        $18.132
Number of Units Outstanding, End of Period                  3,655,014      3,883,303      3,932,991      2,814,866      2,298,190
---------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       --             --             --             --             --
Accumulation Unit Value, End of Period                             --             --             --             --             --
Number of Units Outstanding, End of Period                         --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $9.143        $11.564        $12.383        $14.019        $13,425
Accumulation Unit Value, End of Period                        $11.564        $12.383        $14.019        $13.425        $18.128
Number of Units Outstanding, End of Period                  5,646,884      6,048,975      5,878,916      5,229,279      4,402,940
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       --             --             --        $10.000         $9.942
Accumulation Unit Value, End of Period                             --             --             --         $9.942        $12.012
Number of Units Outstanding, End of Period                         --             --             --        951,857        852,851
---------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000        $10.050        $10.347        $14.433        $15.484
Accumulation Unit Value, End of Period                        $10.050        $10.347        $14.433        $15.484        $19.299
Number of Units Outstanding, End of Period                    101,037        251,802        767,814        868.638        649,852
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       --             --             --        $10.000         $9.248
Accumulation Unit Value, End of Period                             --             --             --         $9.248         $9.682
Number of Units Outstanding, End of Period                         --             --             --        644,451        608,464
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000        $12.735        $12.814        $11.799        $11.533
Accumulation Unit Value, End of Period                        $12.735        $12.814        $11.799        $11.533        $15.177
Number of Units Outstanding, End of Period                    468,488        681,326        457,147        321,342        256,312
---------------------------------------------------------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $17.728        $27.916        $27.681        $32.807        $30.885
Accumulation Unit Value, End of Period                        $27.916        $27.681        $32.807        $30.885        $43.585
Number of Units Outstanding, End of Period                  2,025,964      1,886,301      1,800,750      1,652,850      1,314,532
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $12.351        $15.684        $16.651        $18.199        $18.728
Accumulation Unit Value, End of Period                        $15.684        $16.651        $18.199        $18.728        $20.284
Number of Units Outstanding, End of Period                  4,805,519      4,762,207      4,409,391      3,994,684      2,708,051
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                              1996           1997           1998           1999           2000
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $18.215        $18.955        $19.748        $20.578        $21.340
Accumulation Unit Value, End of Period                        $18.955        $19.748        $20.578        $21.340        $22.402
Number of Units Outstanding, End of Period                  1,225,023        937,820        945,513        787,804        643,857
---------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $20.498        $20.608        $22.671        $24.315        $23.106
Accumulation Unit Value, End of Period                        $20.608        $22.671        $24.315        $23.106        $25.415
Number of Units Outstanding, End of Period                  1,301,162        927,584        754,206        586,462        455,636
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $27.055        $29.993        $33.219        $30.869        $30.135
Accumulation Unit Value, End of Period                        $29.993        $33.219        $30.869        $30.135        $20.222
Number of Units Outstanding, End of Period                    712,341        587.053        492,928        391,028        288,586
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $18.132        $19.509        $24.559        $30.037        $33.581
Accumulation Unit Value, End of Period                        $19.509        $24.559        $30.037        $33.581        $34.258
Number of Units Outstanding, End of Period                  1,419,955        883,371        741,971        532,620        455,639
---------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       --        $10.000        $12,120        $12.389        $13.131
Accumulation Unit Value, End of Period                             --        $12.120        $12,389        $13.131        $13.024
Number of Units Outstanding, End of Period                         --         60,458         50,807         22,407         11,417
---------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $18.128        $22.248        $27.667        $31.130        $30.249
Accumulation Unit Value, End of Period                        $22.248        $27.667        $31.130        $30.249        $31.537
Number of Units Outstanding, End of Period                  3,144,203      2,485,592      2,007,199      1,583,594      1,054,611
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $12.012        $13.984        $15.511        $17.282        $19.616
Accumulation Unit Value, End of Period                        $13.984        $15.511        $17.282        $19.616        $18.938
Number of Units Outstanding, End of Period                    725,977        604,338        424,746        315,806        218,531
---------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $19.299        $24.837        $28.545        $35.033        $44.783
Accumulation Unit Value, End of Period                        $24.837        $28.545        $35.033        $44.783        $42.158
Number of Units Outstanding, End of Period                    545,184        441,921        369,513        284,448        241,214
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $9.682         $9.957         $6.142         $5.448         $8.959
Accumulation Unit Value, End of Period                         $9.957         $6.142         $5.448         $8.959         $5.902
Number of Units Outstanding, End of Period                    523,417        290,930        277,001        286,782        216,055
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $15.177        $16.760        $20.666        $24.478        $32.303
Accumulation Unit Value, End of Period                        $16.760        $20.666        $24.478        $32.303        $32.392
Number of Units Outstanding, End of Period                    192,504        148,763        125,509        104,451        112,379
---------------------------------------------------------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $43.585        $48.483        $65.969        $85.154       $133.781
Accumulation Unit Value, End of Period                        $48.483        $65.969        $85.154       $133.781       $116.094
Number of Units Outstanding, End of Period                    968,987        782,723        641,223        604,315        547,922
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $20.284        $23.098        $26.006        $32.615        $37.855
Accumulation Unit Value, End of Period                        $23.098        $26.006        $32.615        $37.855        $38.098
Number of Units Outstanding, End of Period                  1,937,096      1,477,411      1,141,504        973,498        814,829
---------------------------------------------------------------------------------------------------------------------------------

*The Money Market, High Yield and Equity Sub-Accounts commenced operations on
 March 9, 1984. The Quality Income Plus and Strategist Sub-Accounts commenced operations on March 1, 1987. The Utilities and Dividend Growth Sub-Accounts commenced operations on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder Sub-Account commenced operations on January 21, 1997. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
   Calculation of Annuity Unit Values
----------------------------------------------------------------------------

----------------------------------------------------------------------------
DESCRIPTION

   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                          DEAN WITTER VARIABLE ANNUITY

                       Northbrook Life and Annuity Company
              Statement of Additional Information dated May 1, 2001


                       NORTHBROOK VARIABLE ANNUITY ACCOUNT
                              POST OFFICE BOX 94040
                             PALATINE, IL 60094-4040
                               1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Dean Witter Variable Annuity Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Dean Witter Variable Annuity Contracts that we offer.

                                TABLE OF CONTENTS

DESCRIPTION                                                         PAGE


Additions, Deletions or Substitutions of Investments
The Contract
           Purchases
           Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
           Incontestability
           Settlements
           Safekeeping of the Variable Account's Assets
           Premium Taxes
           Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. , is the principal underwriter and distributor of the Contracts. We are no longer offering the Contract, though we are still accepting purchase payments under existing Contracts.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the NetInvestment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the annualized mortality and expense risk charge divided by the number of days in the curent calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

* multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

* dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are:

(1) contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2)      certain qualified contracts;
(3) contracts purchased by employers upon the termination of certain qualified plans;
(4) certain contracts used in connection with structured settlement agreements; and
(5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.


QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT  ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


EXPERTS

The financial statements of Northbrook Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the two years then ended that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Northbrook Life Insurance Company as of December 31, 2000 and 1999 , and for each of the three years in the period ended December 31, 2000, and the accompanying Independent Auditors' Reports, appear in the pages that follow. The financial statements of Northbrook Life Insurance Company included herein should be considered only as bearing upon the ability of Northbrook Life Insurance Company to meet its obligations under the Contacts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1

Financial Statements:



     Statements of Operations and Comprehensive Income for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-2

     Statements of Financial Position
      December 31, 2000 and 1999........................................... F-3

     Statements of Shareholder's Equity for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-4

     Statements of Cash Flows for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-5

     Notes to Financial Statements......................................... F-6

     Schedule IV - Reinsurance for the Years Ended
      December 31, 2000, 1999 and 1998..................................... F-18

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,802     $6,010     $5,691
  Realized capital gains and losses.........................     (230)       510          2
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,572      6,520      5,693
INCOME TAX EXPENSE..........................................    2,293      2,264      1,995
                                                               ------     ------     ------
NET INCOME..................................................    4,279      4,256      3,698
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    2,663     (4,802)       825
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $6,942     $ (546)    $4,523
                                                               ======     ======     ======


                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2000           1999
                                                              ------------   -------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $91,141 and $89,205).....................................   $   93,030     $    86,998
  Short-term................................................        3,859           3,170
                                                               ----------     -----------
  Total investments.........................................       96,889          90,168
Cash........................................................           --              21
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................    1,975,150       2,022,502
Other assets................................................        4,817           5,997
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL ASSETS..........................................   $9,691,529     $10,330,684
                                                               ==========     ===========
LIABILITIES
Reserve for life-contingent contract benefits...............   $  149,111     $   150,587
Contractholder funds........................................    1,826,062       1,871,933
Current income taxes payable................................        2,078           2,171
Deferred income taxes.......................................        2,279             746
Payable to affiliates, net..................................        7,123           5,990
Separate Accounts...........................................    7,614,673       8,211,996
                                                               ----------     -----------
      TOTAL LIABILITIES.....................................    9,601,326      10,243,423
                                                               ----------     -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................        2,500           2,500
Additional capital paid-in..................................       56,600          56,600
Retained income.............................................       29,875          29,596
Accumulated other comprehensive income (loss):
  Unrealized net capital gains and losses...................        1,228          (1,435)
                                                               ----------     -----------
      Total accumulated other comprehensive income (loss)...        1,228          (1,435)
                                                               ----------     -----------
      TOTAL SHAREHOLDER'S EQUITY............................       90,203          87,261
                                                               ----------     -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $9,691,529     $10,330,684
                                                               ==========     ===========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID-IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,596     25,340     21,642
Net income..................................................    4,279      4,256      3,698
Dividends...................................................   (4,000)        --         --
                                                              -------    -------    -------
Balance, end of year........................................   29,875     29,596     25,340
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................   (1,435)     3,367      2,542
Change in unrealized net capital gains and losses...........    2,663     (4,802)       825
                                                              -------    -------    -------
Balance, end of year........................................    1,228     (1,435)     3,367
                                                              -------    -------    -------
    Total Shareholder's Equity..............................  $90,203    $87,261    $87,807
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,279   $  4,256   $  3,698
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       295        559        518
    Realized capital gains and losses.......................       230       (510)        (2)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................         5        (68)       273
      Income taxes payable..................................         7        355      1,866
      Other operating assets and liabilities................     1,563        924      4,126
                                                              --------   --------   --------
    Net cash provided by operating activities...............     6,379      5,516     10,479
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................     6,780     17,992      1,922
  Investment collections....................................     2,933      6,555     10,253
  Investment purchases......................................   (11,561)   (32,050)   (20,690)
  Change in short-term investments, net.....................      (552)     2,008     (1,964)
                                                              --------   --------   --------
    Net cash used in investing activities...................    (2,400)    (5,495)   (10,479)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................    (4,000)        --         --
                                                              --------   --------   --------
    Net cash used in financing activities...................    (4,000)        --         --
                                                              --------   --------   --------

NET INCREASE (DECREASE) IN CASH.............................       (21)        21         --
CASH AT THE BEGINNING OF YEAR...............................        21         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     21   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

NORTHBROOK LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products exclusively through Dean Witter Reynolds, Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, and variable annuities. Life insurance products consist of interest-sensitive life, immediate annuities with life contingencies, and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such write-downs are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrender charges. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As discussed earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
                                      F-8

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                      YEAR ENDED DECEMBER 31,
                                    2000        1999        1998
                                  --------    --------    --------
Premiums                          $    289    $  2,966    $  2,528
Contract charges                   124,250     118,290     102,218
Credited interest, policy
 benefits, and certain
 expenses                          224,265     222,513     217,428

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $22,026, $33,892 and $26,230 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with Dean Witter to develop, market and distribute proprietary savings and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products that compete with those of the Company.

Pursuant to the alliance agreement, Dean Witter provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans. The Company shares approximately half the net profits with Dean Witter on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by Dean Witter will preserve the alliance.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                            GROSS
                                         UNREALIZED
    AT DECEMBER 31,      AMORTIZED   -------------------     FAIR
         2000              COST       GAINS      LOSSES     VALUE
         ----            ---------   --------   --------   --------
U.S. government and
  agencies                $10,778     $1,193    $    --    $11,971
Municipal                   1,501         26        (38)     1,489
Corporate                  59,449        656       (720)    59,385
Mortgage-backed
  securities               19,413        958       (186)    20,185
                          -------     ------    -------    -------
  Total fixed income
   securities             $91,141     $2,833    $  (944)   $93,030
                          =======     ======    =======    =======
At December 31, 1999
U.S. government and
  agencies                $ 8,660     $  131    $   (57)   $ 8,734
Municipal                   1,155          6       (108)     1,053
Corporate                  61,049         26     (2,541)    58,534
Mortgage-backed
  securities               18,341        822       (486)    18,677
                          -------     ------    -------    -------
  Total fixed income
   securities             $89,205     $  985    $(3,192)   $86,998
                          =======     ======    =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                           AMORTIZED     FAIR
                                             COST       VALUE
                                           ---------   --------
Due in one year or less                     $   454    $   456
Due after one year through five years        31,914     32,461
Due after five years through ten years       31,618     31,119
Due after ten years                           7,742      8,809
                                            -------    -------
                                             71,728     72,845
Mortgage-backed securities                   19,413     20,185
                                            -------    -------
  Total                                     $91,141    $93,030
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2000       1999       1998
      -----------------------         --------   --------   --------
Fixed income securities                $6,635     $5,881     $5,616
Short-term investments                    249        261        190
                                       ------     ------     ------
  Investment income, before expense     6,884      6,142      5,806
  Investment expense                       82        132        115
                                       ------     ------     ------
  Net investment income                $6,802     $6,010     $5,691
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $(230)     $ 510       $ 2
                                           -----      -----       ---
  Realized capital gains and losses         (230)       510         2
  Income taxes                                80       (178)       (1)
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $(150)     $ 332       $ 1
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $78 and $629 were realized on sales of fixed income securities during 2000 and 1999, respectively and gross losses of $308, $119 and $9 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED        UNREALIZED
                       AMORTIZED     FAIR     -------------------      NET
                         COST       VALUE      GAINS      LOSSES      GAINS
                       ---------   --------   --------   --------   ----------
Fixed income
 securities             $91,141    $93,030    $ 2,833    $  (944)     $1,889
                        =======    =======    =======    =======
Deferred income taxes                                                   (661)
                                                                      ------
Unrealized net
 capital gains                                                        $1,228
                                                                      ======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 4,096    $(7,387)   $ 1,269
Deferred income taxes                 (1,433)     2,585       (444)
                                     -------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses        $ 2,663    $(4,802)   $   825
                                     =======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $8,939 were on deposit with regulatory authorities as required by law.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $   93,030   $   93,030   $   86,998   $   86,998
Short-term                  3,859        3,859        3,170        3,170
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,652,039   $1,644,231   $1,735,843   $1,675,910
Separate Accounts       7,614,673    7,614,673    8,211,996    8,211,996

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2000       1999
                                           --------   --------
Immediate annuities:
  Structured settlement annuities          $108,441   $109,907
  Other immediate annuities                  40,670     40,680
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $149,111   $150,587
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.5% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2000 and 1999.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $  171,192   $  173,867
Fixed annuities:
  Immediate annuities                       66,051       78,197
  Deferred annuities                     1,588,819    1,619,869
                                        ----------   ----------
  Total Contractholder funds            $1,826,062   $1,871,933
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.5% for interest-sensitive life contracts; 3.5% to 10.2% for immediate annuities and 4.3% to 7.3% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 44.4% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Recent public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                2000       1999
                                              --------   --------
DEFERRED ASSETS
Unrealized net capital losses                 $    --    $   772
                                              -------    -------
  Total deferred assets                            --        772
DEFERRED LIABILITIES
Difference in tax bases of investments         (1,618)    (1,518)
Unrealized net capital gains                     (661)        --
                                              -------    -------
  Total deferred liabilities                   (2,279)    (1,518)
                                              -------    -------
  Net deferred liability                      $(2,279)   $  (746)
                                              =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $2,193     $2,249     $1,797
Deferred                                  100         15        198
                                       ------     ------     ------
  Total income tax expense             $2,293     $2,264     $1,995
                                       ======     ======     ======

The Company paid income taxes of $2,286, $1,908 and $129 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.2)
Other                                     --       (0.2)       0.2
                                        ----       ----       ----
Effective income tax rate               34.9%      34.7%      35.0%
                                        ====       ====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $84,335 and $83,746 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $4,893, $4,840 and $3,518 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. On December 28, 2000, the Company paid a cash dividend of $4.0 million to ALIC. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $4,893.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)    $1,271     $(445)      $826
Less: reclassification
  adjustments                    (253)        89       (164)        510       (178)        332          2        (1)         1
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Unrealized net capital gains
  (losses)                      4,096     (1,433)     2,663      (7,387)     2,585      (4,802)     1,269      (444)       825
                               ------    -------     ------     -------     ------     -------     ------     -----       ----
Other comprehensive income
  (loss)                       $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)    $1,269     $(444)      $825
                               ======    =======     ======     =======     ======     =======     ======     =====       ====

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $441,073   $441,073   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $494,256   $494,256   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $104,746   $104,746   $     --
                                                              ========   ========   ========

                              NORTHBROOK VARIABLE
                              ANNUITY ACCOUNT

                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2000
                              AND DECEMBER 31, 1999, AND INDEPENDENT
                              AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in
Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Variable Annuity Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------

      ASSETS
      Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
          Capital Growth,  181,511 shares (cost $3,588,797)                                                     3,641,104
          Dividend Growth,  2,294,301 shares (cost $32,336,241)                                                33,267,358
          Equity,  1,603,880 shares (cost $49,721,308)                                                         63,625,925
          European Growth,  400,933 shares (cost $9,095,316)                                                   10,171,673
          Global Dividend Growth,  325,181 shares (cost $3,908,727)                                             4,139,550
          High Yield,  2,402,170 shares (cost $13,869,226)                                                      5,837,273
          Income Builder,  13,695 shares (cost $152,829)                                                          148,730
          Money Market,  14,427,342 shares (cost $14,427,342)                                                  14,427,342
          Pacific Growth,  229,417 shares (cost $1,608,574)                                                     1,275,557
          Quality Income Plus,  1,133,338 shares (cost $11,528,780)                                            11,582,714
          Strategist,  1,863,785 shares (cost $24,265,913)                                                     31,050,664
          Utilities,  720,152 shares (cost $10,329,348)                                                        15,612,900
                                                                                                            -------------

               Total Assets                                                                                   194,780,790

      LIABILITIES
      Payable to Northbrook Life Insurance Company:
          Accrued contract maintenance charges                                                                     47,653
                                                                                                            -------------

               Net Assets                                                                                   $ 194,733,137
                                                                                                            =============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------



                                                          Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                    -----------------------------------------------------------------------------

                                                                                                                       Global
                                                        Capital        Dividend                         European       Dividend
                                                        Growth          Growth           Equity          Growth         Growth
                                                    -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME
Dividends                                           $     660,579   $   8,451,202   $  11,572,526   $   1,869,992   $     452,446
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                           (39,184)       (356,930)       (737,846)       (116,964)        (47,192)
                                                    -------------   -------------   -------------   -------------   -------------

         Net investment income                            621,395       8,094,272      10,834,680       1,753,028         405,254
                                                    -------------   -------------   -------------   -------------   -------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                1,500,301      15,659,272      13,747,650       3,709,051       1,954,699
     Cost of investments sold                           1,289,182      14,520,472       8,474,542       2,914,405       1,803,186
                                                    -------------   -------------   -------------   -------------   -------------

         Net realized gains (losses)                      211,119       1,138,800       5,273,108         794,646         151,513

Change in unrealized gains (losses)                      (817,909)     (9,038,463)    (26,627,520)     (3,290,172)       (841,320)
                                                    -------------   -------------   -------------   -------------   -------------

         Net realized and unrealized gains
              (losses) on investments                    (606,790)     (7,899,663)    (21,354,412)     (2,495,526)       (689,807)
                                                    -------------   -------------   -------------   -------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $      14,605   $     194,609   $ (10,519,732)  $    (742,498)  $    (284,553)
                                                    =============   =============   =============   =============   =============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------


                                                          Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ----------------------------------------------------------------------------

                                                                                                                       Quality
                                                        High           Income          Money            Pacific        Income
                                                       Yield           Builder         Market           Growth          Plus
                                                    -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME
Dividends                                           $   1,621,692   $      11,221   $     914,536   $      35,427   $     828,341
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                           (92,585)         (2,191)       (156,273)        (22,616)       (119,805)
                                                    -------------   -------------   -------------   -------------   -------------

         Net investment income                          1,529,107          9,030          758,263          12,811         708,536
                                                    -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                3,629,960         171,738      15,538,999       3,375,536       3,760,874
     Cost of investments sold                           5,664,334         181,439      15,538,999       3,433,407       3,875,064
                                                    -------------   -------------   -------------   -------------   -------------

         Net realized gains (losses)                   (2,034,374)         (9,701)              -         (57,871)       (114,190)

Change in unrealized gains (losses)                    (2,437,622)         (9,925)              -        (745,819)        515,139
                                                    -------------   -------------   -------------   -------------   -------------

    Net realized and unrealized gains
         (losses) on investments                       (4,471,996)        (19,626)              -        (803,690)        400,949
                                                    -------------   -------------   -------------   -------------   -------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                    $  (2,942,889)  $     (10,596)  $     758,263   $    (790,879)  $   1,109,485
                                                    =============   =============   =============   =============   =============


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------


                                                                       Morgan Stanley Dean Witter Variable
                                                                        Investment Series Sub-Accounts
                                                                   -------------------------------------------


                                                                       Strategist              Utilities
                                                                   -------------------     -------------------
 NET INVESTMENT INCOME
 Dividends                                                         $         4,831,244     $         1,359,347
 Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                                              (338,567)               (169,090)
                                                                   -------------------     -------------------

          Net investment income                                              4,492,677               1,190,257
                                                                   -------------------     -------------------


 NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
      Proceeds from sales                                                    7,403,447               3,503,485
      Cost of investments sold                                               5,104,610               2,149,425
                                                                   -------------------     -------------------

          Net realized gains (losses)                                        2,298,837               1,354,060

 Change in unrealized gains (losses)                                        (6,539,868)             (2,217,240)
                                                                   -------------------     -------------------

          Net realized and unrealized gains
               (losses) on investments                                      (4,241,031)               (863,180)
                                                                   -------------------     -------------------


 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                                   $           251,646     $           327,077
                                                                   ===================     ===================



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                    -----------------------------------------------------------------------------

                                                       Capital
                                                     Appreciation         Capital Growth                 Dividend Growth
                                                    -------------   -----------------------------   -----------------------------

                                                       1999 (a)         2000            1999            2000            1999
                                                    -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                        $       3,457   $     621,395   $     319,702   $   8,094,272    $  8,841,417
Net realized gains (losses)                                16,831         211,119         273,668       1,138,800       4,568,773
Change in unrealized gains (losses)                         6,013        (817,909)        182,259      (9,038,463)    (15,049,317)
                                                    -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
     from operations                                       26,301          14,605         775,629         194,609      (1,639,127)
                                                    -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                    1,957           8,752           4,615          15,974         221,083
Benefit payments                                                -         (24,003)              -        (633,252)       (990,566)
Payments on termination                                   (26,803)       (553,245)       (409,672)     (9,245,517)    (10,098,090)
Contract maintenance charge                                    72          (1,588)         (1,083)        (14,751)        (21,985)
Transfers among the sub-accounts
     and with the Fixed Account - net                    (358,798)        821,532         (67,543)     (4,960,821)     (2,052,057)
                                                    -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
     from capital transactions                           (383,572)        251,448        (473,683)    (14,838,367)    (12,941,615)
                                                    -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS                        (357,271)        266,053         301,946     (14,643,758)    (14,580,742)

NET ASSETS AT BEGINNING OF PERIOD                         357,271       3,374,160       3,072,214      47,902,977      62,483,719
                                                    -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD                         $           -   $   3,640,213   $   3,374,160   $  33,259,219   $  47,902,977
                                                    =============   =============   =============   =============   =============

(a) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                      Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                        -----------------------------------------------------------------------------------------


                                                  Equity                     European Growth            Global Dividend Growth
                                        ---------------------------   ---------------------------   ----------------------------

                                            2000         1999 (a)         2000           1999           2000            1999
                                        ------------   ------------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $ 10,834,680    $ 6,647,261    $ 1,753,028    $ 1,041,757    $    405,254   $    525,933
Net realized gains (losses)                5,273,108      3,814,154        794,646      1,266,326         151,513        395,117
Change in unrealized gains (losses)      (26,627,520)    18,946,881     (3,290,172)       593,651        (841,320)      (126,239)
                                        ------------   ------------   ------------   ------------    ------------   ------------

Increase (decrease) in net assets
     from operations                     (10,519,732)    29,408,296       (742,498)     2,901,734        (284,553)       794,811
                                        ------------   ------------   ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      99,506         91,134          6,672          6,433           8,401         52,862
Benefit payments                            (767,991)      (499,171)      (149,514)      (106,235)        (65,934)       (65,248)
Payments on termination                   (9,296,785)    (7,139,312)    (1,866,062)    (1,777,871)       (985,709)    (1,683,408)
Contract maintenance charge                  (21,327)       (27,940)        (3,286)        (3,598)         (1,878)        (2,461)
Transfers among the sub-accounts
     and with the Fixed Account - net      3,270,557      4,410,127        185,413     (1,227,310)       (726,908)      (241,800)
                                        ------------   ------------   ------------   ------------    ------------   ------------

Increase (decrease) in net assets
     from capital transactions            (6,716,040)    (3,165,162)    (1,826,777)    (3,108,581)     (1,772,028)    (1,940,055)
                                        ------------   ------------   ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS        (17,235,772)    26,243,134     (2,569,275)      (206,847)     (2,056,581)    (1,145,244)

NET ASSETS AT BEGINNING OF PERIOD         80,846,131     54,602,997     12,738,460     12,945,307       6,195,118      7,340,362
                                        ------------   ------------   ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $ 63,610,359   $ 80,846,131   $ 10,169,185   $ 12,738,460    $  4,138,537   $  6,195,118
                                        ============   ============   ============   ============    ============   ============

(a) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------


                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                        ----------------------------------------------------------------------------------------


                                                  High Yield                  Income Builder                 Money Market
                                        ---------------------------   ---------------------------   ----------------------------

                                            2000           1999          2000           1999           2000            1999
                                        ------------   ------------   ------------   ------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $  1,529,107   $  1,767,025   $      9,030   $     24,659   $     758,263   $    679,805
Net realized gains (losses)               (2,034,374)    (1,501,147)        (9,701)        (6,681)              -              -
Change in unrealized gains (losses)       (2,437,622)      (533,350)        (9,925)        (9,369)              -              -
                                        ------------   ------------   ------------   ------------   -------------   ------------

Increase (decrease) in net assets
     from operations                      (2,942,889)      (267,472)       (10,596)         8,609         758,263        679,805
                                        ------------   ------------   ------------   ------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      33,165         14,501         20,092          2,250             381         26,880
Benefit payments                            (169,752)      (397,317)             -        (10,834)       (510,395)    (1,281,638)
Payments on termination                   (1,483,439)    (1,825,390)       (26,493)      (166,664)     (6,198,980)    (4,617,642)
Contract maintenance charge                   (5,552)        (7,396)           (95)           (92)         (6,533)        (7,570)
Transfers among the sub-accounts
     and with the Fixed Account - net     (1,379,459)      (949,237)      (128,449)      (168,463)      3,571,495      2,552,821
                                        ------------   ------------   ------------   ------------   -------------   ------------

Increase (decrease) in net assets
     from capital transactions            (3,005,037)    (3,164,839)      (134,945)      (343,803)     (3,144,032)    (3,327,149)
                                        ------------   ------------   ------------   ------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS         (5,947,926)    (3,432,311)      (145,541)      (335,194)     (2,385,769)    (2,647,344)

NET ASSETS AT BEGINNING OF PERIOD         11,783,771     15,216,082        294,235        629,429      16,809,581     19,456,925
                                        ------------   ------------   ------------   ------------   -------------   ------------

NET ASSETS AT END OF PERIOD             $  5,835,845   $ 11,783,771   $    148,694   $    294,235    $ 14,423,812   $ 16,809,581
                                        ============   ============   ============   ============    ============   ============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------


                                                    Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                        ----------------------------------------------------------------------------------------

                                              Pacific Growth               Quality Income Plus              Strategist
                                        ---------------------------   ---------------------------   ----------------------------

                                            2000           1999          2000           1999           2000            1999
                                        ------------   ------------   ------------   ------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $     12,811   $     (2,726)  $    708,536   $    858,762   $   4,492,677   $    434,326
Net realized gains (losses)                  (57,871)      (166,252)      (114,190)        80,594       2,298,837      2,167,352
Change in unrealized gains (losses)         (745,819)     1,167,133        515,139     (1,829,277)     (6,539,868)     2,843,943
                                        ------------   ------------   ------------   ------------   -------------   ------------

Increase (decrease) in net assets
     from operations                        (790,879)       998,155      1,109,485       (889,921)        251,646      5,445,621
                                        ------------   ------------   ------------   ------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      10,164         26,513              -         28,456          18,870         93,028
Benefit payments                              (1,565)        (8,152)      (303,341)      (412,882)       (637,844)      (994,019)
Payments on termination                     (255,107)      (605,369)    (2,357,173)    (2,641,127)     (5,547,109)    (4,374,355)
Contract maintenance charge                     (548)          (888)        (5,925)        (6,442)        (15,254)       (17,442)
Transfers among the sub-accounts
     and with the Fixed Account - net       (256,201)       649,956       (414,343)      (865,516)        120,189       (530,007)
                                        ------------   ------------   ------------   ------------   -------------   ------------

Increase (decrease) in net assets
     from capital transactions              (503,257)        62,060     (3,080,782)    (3,897,511)     (6,061,148)    (5,822,795)
                                        ------------   ------------   ------------   ------------   -------------   ------------

INCREASE (DECREASE) IN NET ASSETS         (1,294,136)     1,060,215     (1,971,297)    (4,787,432)     (5,809,502)      (377,174)

NET ASSETS AT BEGINNING OF PERIOD          2,569,381      1,509,166     13,551,177     18,338,609      36,852,570     37,229,744
                                        ------------   ------------   ------------   ------------   -------------   ------------

NET ASSETS AT END OF PERIOD             $  1,275,245   $  2,569,381   $ 11,579,880   $ 13,551,177    $ 31,043,068   $ 36,852,570
                                        ============   ============   ============   ============    ============   ============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------

                                                                   Morgan Stanley Dean Witter
                                                                   Variable Investment Series
                                                                           Sub-Accounts
                                                            -----------------------------------------

                                                                           Utilities
                                                            -----------------------------------------

                                                                   2000                  1999
                                                            -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                                $         1,190,257   $           661,917
Net realized gains (losses)                                           1,354,060             2,761,472
Change in unrealized gains (losses)                                  (2,217,240)           (1,416,794)
                                                            -------------------   -------------------

Increase (decrease) in net assets
     from operations                                                    327,077             2,006,595
                                                            -------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                                  7,725                24,978
Benefit payments                                                       (452,168)             (488,847)
Payments on termination                                              (2,409,949)           (4,665,086)
Contract maintenance charge                                              (7,856)               (7,877)
Transfers among the sub-accounts
     and with the Fixed Account - net                                   258,232            (1,270,095)
                                                            -------------------   -------------------

Increase (decrease) in net assets
     from capital transactions                                       (2,604,016)           (6,406,927)
                                                            -------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS                                    (2,276,939)           (4,400,332)

NET ASSETS AT BEGINNING OF PERIOD                                    17,886,019            22,286,351
                                                            -------------------   -------------------

NET ASSETS AT END OF PERIOD                                 $        15,609,080   $        17,886,019
                                                            ===================   ===================


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Northbrook Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Northbrook Life has issued the Dean Witter Variable Annuity contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new customers. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Morgan Stanley Dean Witter Variable Investment Series (collectively the "Funds").

           Capital Growth                     Income Builder
           Dividend Growth                    Money Market
           Equity                             Pacific Growth
           European Growth                    Quality Income Plus
           Global Dividend Growth             Strategist
           High Yield                         Utilities

      Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Fund and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

-------------------------------------------------------------------------------


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.00% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract.

-------------------------------------------------------------------------------


4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                                   Dean Witter Variable Annuity
                                                           ----------------------------------------------


                                                                               Unit activity during 2000:
                                                                               --------------------------

                                                          Units Outstanding      Units          Units
                                                          December 31, 1999     Issued         Redeemed
                                                          -----------------    --------       ----------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Capital Growth                                             104,451    62,793           (54,865)
         Dividend Growth                                          1,583,594    75,017          (604,000)
         Equity                                                     604,315    96,309          (152,702)
         European Growth                                            284,448    80,512          (123,746)
         Global Dividend Growth                                     315,806    13,238          (110,513)
         High Yield                                                 391,028    29,591          (132,033)
         Income Builder                                              22,407     3,843           (14,833)
         Money Market                                               787,804   891,846        (1,035,793)
         Pacific Growth                                             286,782   431,485          (502,212)
         Quality Income Plus                                        586,462    46,988          (177,814)
         Strategist                                                 973,498    34,297          (192,966)
         Utilities                                                  532,620    41,723          (118,704)


                                                                                            Accumulated
                                                                  Units Outstanding         Unit Value
                                                                  December 31, 2000     December 31, 2000
                                                                  -----------------     -----------------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Capital Growth                                                     112,379     $           32.39
         Dividend Growth                                                  1,054,611                 31.54
         Equity                                                             547,922                116.09
         European Growth                                                    241,214                 42.16
         Global Dividend Growth                                             218,531                 18.94
         High Yield                                                         288,586                 20.22
         Income Builder                                                      11,417                 13.02
         Money Market                                                       643,857                 22.40
         Pacific Growth                                                     216,055                  5.90
         Quality Income Plus                                                455,636                 25.41
         Strategist                                                         814,829                 38.10
         Utilities                                                          455,639                 34.26


Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C

                                OTHER INFORMATION

a.  FINANCIAL STATEMENTS

Northbrook and Variable Account financial statements are included in Part B of this Registration Statement.

b. EXHIBITS

(1) Form of Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Account (Previously filed in Post-Effective Amendment No. 21 to this Registration Statement (File No. 002-82511) dated December 31, 1996).


(2)  Not Applicable.

(3)(a) Underwriting Agreement (Incorporated herein by reference Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412) dated December 31, 1996).

(3)(b) Form of General Agency Agreement (Incorporated herein by reference Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 033-35412)dated December 31, 1996).

(4) Form of Contract (Previously filed in this Registration Statement (File No. 002-82511) dated June 15, 1990).

(5) Form Application for a Contract (Previously filed in this Registration Statement (File No. 002-82511) dated June 15, 1990).


(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999).

(6)(b) Amended and Restated By-laws of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999).


(7)  Not applicable.


(8) Participation Agreement (Previously filed in Post-Effective Amendment No. 20 to this Registration Statement (File No. 002-82511) dated April 30,
     1996).

(9)(a) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 20 to this Registration Statement (File No. 002-82511) dated April 30, 1996).

(9)(b) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 23 to this Registration Statement (File No. 002-82511) dated April 30, 1999).


(10)(a)  Independent Auditors' Consent filed herewith.

(10)(b)  Consent of Foley & Lardner filed herewith.

(11) Not Applicable.

(12) Not Applicable.


(13) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 22 to this Registration Statement (File No. 002-82511) dated April 15,
     1997).


(14) Not Applicable.

(99)(a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta and Samuel H. Pilch (Previously filed in Post-Effective Amendment No. 24 to this Registration Statement (File No. 002-82511) dated April 24, 2000).

b)   Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds,
     J. Kevin McCarthy and Steven C. Verney filed herewith.



25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT



Thomas J. Wilson, II                Director, President and Chief Executive Officer
                                    (Principal Executive Officer)
Michael J. Velotta                  Director, Vice President, Secretary and General Counsel
Margaret G. Dyer                    Director
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven C. Verney                    Director and Vice President
                                    (Principal Financial Officer)
John R. Hunter                      Vice President
Kevin R. Slawin                     Vice President
Timothy N. Vander Pas               Assistant Vice President
Sarah R. Donahue                    Assistant Vice President
Casey J. Sylla                      Chief Investment Officer
Marla G. Friedman                   Director and Vice President
Karen C. Gardner                    Vice President
Samuel H. Pilch                     Vice Presidnet and Controller
                                    (Principal Accounting Officer)
James P. Zils                       Treasurer
Ronald A. Johnson                   Assistant Vice President
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
Patricia W. Wilson                  Assistant Vice President, Assistant Secretary
                                      and Assistant Treasurer
Joanne M. Derrig                    Assistant Secretary, Assistant General Counsel
                                      and Chief Compliance Officer
Susan L. Lees                       Assistant Secretary
Carol S. Watson                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Errol Cramer                        Corporate Actuary

The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska, 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.



26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 26, 2001 (File No. 1-11840).


27.  NUMBER OF CONTRACT OWNERS


As of January 31, 2001, there were 2,871 nonqualified contracts and 265 qualified contracts.


28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) has a provision in which Northbrook agrees to indemnify Dean Witter Reynolds as Principal Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook.


Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




29.  PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is also the principal underwriter for the following investment companies:

Northbrook Variable Annuity Account II
Northbrook Life Variable Life Separate Account A
Allstate Life of New York Variable Annuity Account II
Allstate Life of New York Variable Annuity Account

(b)  The directors and principal officers of the principal underwriter are:


Name and Principal Business                 Positions and Offices
Address* of Each Such Person                With Principal  Underwriter

Bruce F. Alonso                             Director, Executive Vice President
John H. Schaefer                            President, Director, Chief Operating Officer
Donald G. Kempf, Jr.                        Director
John J. Mack                                Director
Stephen S. Crawford                         Director
Robert G. Scott                             Director
Philip J. Purcell                           Director, Chairman and Chief Executive Officer
James F. Higgins                            Director
Stephen R. Miller                           Director, Executive Vice President
Mitchell M. Merin                           Director
Michael H. Stone                            Executive Vice President, General Counsel and Secretary
Lee Horwitz                                 Senior Vice President and Controller
Joseph G. Siniscalchi                       Director, Executive Vice President
Thomas O'Connell                            Executive Vice President
Frederick J. Frohne                         Executive Vice President
Ronald T. Carman                            Senior Vice President, Associate General Counsel and Assistant Secretary
Joyce L. Kramer                             Senior Vice President, Deputy General Counsel and Assistant Secretary
Alexander C. Frank                          Senior Vice President and Treasurer
Charles F. Vadala, Jr.                      Senior Vice President and Chief Financial Officer
Michael T. Cunningham                       Senior Vice President
Lorena J. Kern                              Senior Vice President
Debra M. Aaron                              Vice President
Darlene R. Lockhart                         Vice President
Harvey B. Mogenson                          Vice President
Kevin Mooney                                Vice President
Saul Rosen                                  Vice President
Frank G. Skubic                             Vice President
Eileen S. Wallace                           Vice President
Sabrina Hurley                              Assistant Secretary


* The principal business address of the above-named individuals is Two World Trade Center, New York, New York 10048.

(c) Compensation of Dean Witter Reynolds Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.



(1)                     (2)                  (3)            (4)         (5)
                   Net Underwriting
Name of Principal    Discounts and          Compensation on    Brokerage
Underwriter         Commissions                Redemption      Commissions Compensation
------------------------------------------------------------------------------------
Dean Witter

Reynolds Inc.           N/A            N/A            13,255.26      N/A




30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter and Distributor, Dean Witter Reynolds Inc., is located at Two World Trade Center, New York, New York 10048.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI")and that it has complied with the provisions of paragraphs 1-4 of such no-action letter.

REPRESENTATION REGARDING CONTRACT EXPENSES


Northbrook Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Company under the Contracts. Northbrook Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Northbrook Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 16th day of April, 2001.


                      NORTHBROOK VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                     BY: NORTHBROOK LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

                              By: /s/MICHAEL J. VELOTTA
                                  ---------------------
                                  Michael J. Velotta
                                  Vice President, Secretary and
                                    General Counsel



As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 16th day of April, 2001.


*/THOMAS J. WILSON, II              President, Chief Executive Officer
Thomas J. Wilson, II                    and Director,
                                    (Principal Executive Officer)


/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                  General Counsel and Director


*/MARGARET G. DYER                  Director
Margaret C. Dyer


*/MARLA G. FRIEDMAN                 Director and Vice President
Marla G. Friedman


*/JOHN C. LOUNDS                    Director
John C. Lounds


*/J. KEVIN MCCARTHY                 Director
J. Kevin McCarthy


*/STEVEN C. VERNEY                  Director and Vice President
Steven C. Verney                    (Principal Financial Officer)


*/SAMUEL H. PILCH                   Vice President and Controller
Samuel H. Pilch                     (Principal Accounting Officer)




*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                  EXHIBIT INDEX

Exhibit                    Description


(10)(a)          Independent Auditors' Consent.

(10)(b)          Consent of Foley & Lardner.

(99)(b) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy and Steven C. Verney.